Annual Operating Expenses - FidelityNewMarketsIncomeFund-AMCIZPRO - FidelityNewMarketsIncomeFund-AMCIZPRO - Fidelity New Markets Income Fund	Mar. 01, 2025
Fidelity Advisor New Markets Income Fund - Class M
Operating Expenses:
Management fee	0.78%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.02%	[2]
Total annual operating expenses	1.05%
Fidelity Advisor New Markets Income Fund - Class C
Operating Expenses:
Management fee	0.78%	[1],[2]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.02%	[2]
Total annual operating expenses	1.80%
Fidelity Advisor New Markets Income Fund - Class I
Operating Expenses:
Management fee	0.78%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%	[2]
Total annual operating expenses	0.80%
Fidelity Advisor New Markets Income Fund - Class Z
Operating Expenses:
Management fee	0.68%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.02%	[2]
Total annual operating expenses	0.70%
Fidelity Advisor New Markets Income Fund - Class A
Operating Expenses:
Management fee	0.78%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.02%	[2]
Total annual operating expenses	1.05%

[1]
A The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.23%, 0.23%, 0.18%, 0.18%, and 0.08% for Class A, Class M, Class C, Class I, and Class Z, respectively, was previously charged under the services agreements.

[2]	B Adjusted to reflect current fees.